UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2013

1.808771.109

TRE-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.2%
Johnson Controls, Inc.	51,976	$ 2,157
Automobiles - 0.2%
Tesla Motors, Inc. (a)	12,300	2,379
Distributors - 0.3%
LKQ Corp. (a)	142,280	4,533
Diversified Consumer Services - 1.1%
H&R Block, Inc.	525,601	14,013
Hotels, Restaurants & Leisure - 3.6%
Las Vegas Sands Corp.	96,795	6,429
McDonald's Corp.	78,625	7,565
Starbucks Corp.	186,835	14,381
Wyndham Worldwide Corp.	113,156	6,899
Yum! Brands, Inc.	151,092	10,786
		46,060
Household Durables - 0.3%
Toll Brothers, Inc. (a)	112,100	3,635
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	63,583	19,879
priceline.com, Inc. (a)	13,690	13,840
		33,719
Media - 4.2%
CBS Corp. Class B	194,848	10,748
Comcast Corp. Class A	304,781	13,761
Twenty-First Century Fox, Inc. Class A	853,528	28,593
		53,102
Multiline Retail - 0.3%
Dollar General Corp. (a)	76,367	4,312
Specialty Retail - 6.3%
Best Buy Co., Inc.	363,265	13,622
Home Depot, Inc.	464,755	35,252
Restoration Hardware Holdings, Inc.	159,331	10,094
Ross Stores, Inc.	125,002	9,100
Tile Shop Holdings, Inc. (a)	234,724	6,922
Tractor Supply Co.	70,784	4,755
		79,745
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)(d)	18,468	1,350
Michael Kors Holdings Ltd. (a)	61,851	4,609
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	135,261	$ 9,825
PVH Corp.	18,500	2,196
		17,980
TOTAL CONSUMER DISCRETIONARY		261,635
CONSUMER STAPLES - 8.7%
Beverages - 2.6%
Beam, Inc.	42,746	2,764
Monster Beverage Corp. (a)	40,402	2,111
The Coca-Cola Co.	755,248	28,609
		33,484
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	172,180	9,771
Kroger Co.	155,144	6,259
		16,030
Food Products - 2.4%
Bunge Ltd.	176,594	13,405
Green Mountain Coffee Roasters, Inc. (a)	31,800	2,395
Mead Johnson Nutrition Co. Class A	42,523	3,158
WhiteWave Foods Co. (d)	603,900	12,060
		31,018
Tobacco - 2.4%
Altria Group, Inc.	250,264	8,597
Japan Tobacco, Inc.	263,400	9,496
Lorillard, Inc.	277,740	12,437
		30,530
TOTAL CONSUMER STAPLES		111,062
ENERGY - 4.5%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	138,736	7,457
Halliburton Co.	186,123	8,962
National Oilwell Varco, Inc.	149,702	11,693
Schlumberger Ltd.	111,617	9,862
		37,974
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (a)	23,507	2,558
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	80,600	$ 5,401
Pioneer Natural Resources Co.	17,300	3,266
Suncor Energy, Inc.	240,600	8,603
		19,828
TOTAL ENERGY		57,802
FINANCIALS - 6.9%
Capital Markets - 1.9%
The Blackstone Group LP	497,184	12,375
UBS AG (NY Shares)	549,813	11,282
		23,657
Commercial Banks - 0.6%
Wells Fargo & Co.	201,670	8,333
Consumer Finance - 1.8%
American Express Co.	52,200	3,942
Capital One Financial Corp.	185,500	12,751
SLM Corp.	254,182	6,329
		23,022
Diversified Financial Services - 1.9%
Bank of America Corp.	849,230	11,719
Citigroup, Inc.	246,229	11,945
		23,664
Real Estate Investment Trusts - 0.7%
American Tower Corp.	117,861	8,737
TOTAL FINANCIALS		87,413
HEALTH CARE - 16.4%
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (a)	127,144	14,769
Amgen, Inc.	204,446	22,886
Biogen Idec, Inc. (a)	60,645	14,601
BioMarin Pharmaceutical, Inc. (a)	58,800	4,247
Celgene Corp. (a)	13,789	2,123
Cubist Pharmaceuticals, Inc.	54,500	3,463
Gilead Sciences, Inc. (a)	423,390	26,606
Onyx Pharmaceuticals, Inc. (a)	10,100	1,259
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Pharmacyclics, Inc. (a)	55,266	$ 7,650
Theravance, Inc. (a)	306,111	12,517
		110,121
Health Care Equipment & Supplies - 2.4%
Accuray, Inc. (a)(d)	453,595	3,352
Ansell Ltd.	314,777	6,132
Boston Scientific Corp. (a)	1,294,063	15,192
Intuitive Surgical, Inc. (a)	9,600	3,612
The Cooper Companies, Inc.	17,764	2,304
		30,592
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	82,576	3,794
Health Care Technology - 0.6%
Cerner Corp. (a)	142,800	7,504
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	70,453	5,695
Pharmaceuticals - 4.0%
AbbVie, Inc.	114,100	5,104
Actavis, Inc.	81,422	11,725
Bristol-Myers Squibb Co.	197,659	9,148
Perrigo Co.	61,900	7,637
Sanofi SA sponsored ADR	76,900	3,893
Valeant Pharmaceuticals International, Inc. (Canada) (a)	69,040	7,199
Warner Chilcott PLC	284,605	6,503
		51,209
TOTAL HEALTH CARE		208,915
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
The Boeing Co.	77,570	9,114
TransDigm Group, Inc.	46,126	6,398
United Technologies Corp.	171,199	18,459
		33,971
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	209,319	19,125
Airlines - 0.3%
Delta Air Lines, Inc.	143,268	3,380
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.9%
A.O. Smith Corp.	264,428	$ 11,952
Construction & Engineering - 1.5%
Quanta Services, Inc. (a)	400,953	11,030
URS Corp.	138,554	7,447
		18,477
Electrical Equipment - 1.7%
Emerson Electric Co.	148,219	9,590
Generac Holdings, Inc.	294,052	12,538
		22,128
Industrial Conglomerates - 0.3%
General Electric Co.	185,428	4,430
Machinery - 0.7%
Ingersoll-Rand PLC	129,507	8,410
Professional Services - 0.4%
Towers Watson & Co.	51,000	5,455
Road & Rail - 0.9%
CSX Corp.	326,944	8,416
Union Pacific Corp.	21,988	3,416
		11,832
TOTAL INDUSTRIALS		139,160
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	157,274	3,683
QUALCOMM, Inc.	351,140	23,653
		27,336
Computers & Peripherals - 4.6%
Apple, Inc.	101,125	48,211
EMC Corp.	389,411	9,953
		58,164
Electronic Equipment & Components - 0.3%
InvenSense, Inc. (a)(d)	242,492	4,273
Internet Software & Services - 8.9%
eBay, Inc. (a)	96,294	5,372
Facebook, Inc. Class A (a)	818,015	41,097
Google, Inc. Class A (a)	65,185	57,095
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	11,300	$ 2,780
Rackspace Hosting, Inc. (a)	126,760	6,688
		113,032
IT Services - 4.1%
Accenture PLC Class A	28,974	2,134
Amdocs Ltd.	155,685	5,704
Cognizant Technology Solutions Corp. Class A (a)	97,300	7,990
MasterCard, Inc. Class A	25,567	17,201
Visa, Inc. Class A	103,800	19,836
		52,865
Software - 7.5%
Citrix Systems, Inc. (a)	54,299	3,834
Concur Technologies, Inc. (a)	37,856	4,183
Electronic Arts, Inc. (a)	286,787	7,327
Infoblox, Inc. (a)	54,425	2,276
Intuit, Inc.	125,560	8,326
Microsoft Corp.	791,090	26,351
Oracle Corp.	249,908	8,289
salesforce.com, Inc. (a)	226,600	11,763
ServiceNow, Inc. (a)	38,000	1,974
Splunk, Inc. (a)	95,168	5,714
Workday, Inc. Class A	189,040	15,299
		95,336
TOTAL INFORMATION TECHNOLOGY		351,006
MATERIALS - 3.3%
Chemicals - 2.4%
Eastman Chemical Co.	91,363	7,117
FMC Corp.	111,330	7,985
Monsanto Co.	143,424	14,969
		30,071
Paper & Forest Products - 0.9%
Boise Cascade Co.	431,746	11,636
TOTAL MATERIALS		41,707
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC sponsored ADR	389,271	$ 13,695
TOTAL COMMON STOCKS (Cost $983,465)		1,272,395
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.10% (b)	5,210,484	5,210
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,184,450	3,184
TOTAL MONEY MARKET FUNDS (Cost $8,394)		8,394
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $991,859)		1,280,789
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,092)
NET ASSETS - 100%		$ 1,274,697
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	30
Total	$ 42
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 261,635	$ 261,635	$ -	$ -
Consumer Staples	111,062	101,566	9,496	-
Energy	57,802	57,802	-	-
Financials	87,413	87,413	-	-
Health Care	208,915	208,915	-	-
Industrials	139,160	139,160	-	-
Information Technology	351,006	351,006	-	-
Materials	41,707	41,707	-	-
Telecommunication Services	13,695	13,695	-	-
Money Market Funds	8,394	8,394	-	-
Total Investments in Securities:	$ 1,280,789	$ 1,271,293	$ 9,496	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $996,011,000. Net unrealized appreciation aggregated $284,778,000, of which $292,390,000 related to appreciated investment securities and $7,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013